Income Taxes - Reconciliation of Deferred Tax assets, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (235)	$ (266)
Tax (expense) benefit recognized to consolidated statements of operations	(65)	(50)
Tax (expense) benefit recognized to other comprehensive income (loss)	2	19
Deferred tax liabilities recognized from acquisition purchase accounting	(9)	0
Ending balance	$ (163)	$ (235)